Trade Payables and Other Liabilities - Schedule of Explanation of Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Beginning contract liabilities balance	$ 1,230	$ 1,584
Cash receipts in advance of satisfaction of performance obligations	218	782
Released to the consolidated statements of operations	(581)	(1,124)
Other	19	(12)
Ending contract liabilities balance	886	1,230
Current	467	718
Non-current	419	512
Total	$ 886	$ 1,230